UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Multi-Sector Income Fund. The Fund had an October 31 fiscal year end.

Date of reporting period: January 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 2.51%
FHLMC	8.50%	7-1-2028	$80,172	$94,349
FHLMC	8.50	3-1-2030	53,503	55,985
FHLMC Series 1383 ±	3.43	2-1-2037	642,418	674,316
FHLMC Series 196 Class A ±	0.96	12-15-2021	54,166	54,548
FHLMC Series 2011-K16 Class B ±144A	4.59	11-25-2046	1,000,000	1,023,924
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	172,291
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	786,579
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	678,360
FHLMC Series 2012-K18 Class B ±144A	4.26	1-25-2045	810,000	808,305
FHLMC Series 2012-K501 Class C ±144A	3.49	11-25-2046	800,000	795,539
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,034,546
FHLMC Series 2012-K706 Class B ±144A	4.02	11-25-2044	500,000	513,814
FHLMC Series 2012-K706 Class C ±144A	4.02	11-25-2044	805,000	788,316
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	948,284
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	1,010,051
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	262,841
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	700,000	648,495
FHLMC Series 2013-K713 Class B ±144A	3.17	4-25-2046	1,000,000	961,682
FHLMC Series 2390 Class FD ±	0.61	12-15-2031	38,540	38,651
FHLMC Series 2567 Class FH ±	0.56	2-15-2033	137,477	136,926
FHLMC Series K007 Class X1 ±(c)	1.22	4-25-2020	997,359	55,023
FHLMC Series K016 Class X1 ±(c)	1.58	10-25-2021	388,424	37,529
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	6,919,228	652,504
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	9,234,101	909,005
FNMA ±	4.67	9-1-2032	1,447,508	1,557,890
FNMA	6.00	4-1-2033	70,206	78,730
FNMA ±	6.00	9-1-2037	714,615	748,453
FNMA	6.50	11-1-2032	62,541	64,475
FNMA	7.50	7-1-2017	55,226	58,070
FNMA	7.50	10-1-2028	8,249	8,276
FNMA	7.50	11-1-2028	153,729	166,008
FNMA	7.50	2-1-2030	38,042	38,606
FNMA	7.50	9-1-2030	90,401	96,473
FNMA	8.00	6-1-2030	24,669	25,120
FNMA	12.00	1-1-2016	4,479	4,536
FNMA Series 1996-46 Class FA ±	0.66	8-25-2021	30,105	30,155
FNMA Series 2001-25 Class Z	6.00	6-25-2031	269,440	298,261
FNMA Series 2001-35 Class F ±	0.76	7-25-2031	11,050	11,129
FNMA Series 2001-57 Class F ±	0.66	6-25-2031	11,125	11,183
FNMA Series 2002-77 Class FH ±	0.56	12-18-2032	87,633	87,714
FNMA Series 2002-97 Class FR ±	0.71	1-25-2033	22,038	22,101
FNMA Series G91-16 Class F ±	0.61	6-25-2021	36,011	36,033
FNMA Series G92-17 Class F ±	1.21	3-25-2022	84,296	85,466
GNMA	6.50	6-15-2028	50,192	56,424
GNMA	7.25	7-15-2017	16,448	16,699
GNMA	7.25	8-15-2017	37,230	39,514
GNMA	7.25	8-15-2017	18,978	19,326
GNMA	7.25	9-15-2017	28,737	30,591
GNMA	7.25	10-15-2017	50,947	54,017
GNMA	7.25	10-15-2017	24,719	26,201
GNMA	7.25	11-15-2017	21,675	22,759
GNMA	7.25	1-15-2018	8,434	8,463
GNMA	7.25	1-15-2018	11,060	11,098
GNMA	7.25	2-15-2018	21,857	22,389
GNMA	7.25	5-15-2018	11,603	11,643

Total Agency Securities (Cost $16,106,449)				16,889,666

Asset-Backed Securities : 0.11%
Bear Stearns I Trust Series 2006-HE1 Class 1A2 ±	0.38	12-25-2035	35,031	34,960
CVS Pass-Through Trust Series T	6.04	12-10-2028	604,365	675,953

Total Asset-Backed Securities (Cost $711,594)				710,913

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name			Shares	Value

Common Stocks : 0.13%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			1,161	$0

Telecommunication Services : 0.13%

Diversified Telecommunication Services : 0.13%
Fairpoint Communications Incorporated †			70,442	902,362

Total Common Stocks (Cost $1,617,838)				902,362

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 66.29%

Consumer Discretionary : 12.71%

Auto Components : 1.24%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$3,790,000	4,093,200
Cooper Tire & Rubber Company	7.63	3-15-2027	1,805,000	1,750,850
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	487,125
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	435,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	553,410
United Rentals North America Incorporated	5.75	7-15-2018	990,000	1,058,063

				8,377,648

Distributors : 0.14%
LKQ Corporation 144A	4.75	5-15-2023	1,000,000	930,000

Diversified Consumer Services : 1.14%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	50,000	56,813
Service Corporation International	6.75	4-1-2016	475,000	517,750
Service Corporation International	7.00	6-15-2017	1,410,000	1,589,775
Service Corporation International	7.00	5-15-2019	650,000	692,250
Service Corporation International	7.50	4-1-2027	2,993,000	3,165,098
Service Corporation International	7.63	10-1-2018	680,000	783,700
Service Corporation International	8.00	11-15-2021	475,000	545,063
Sotheby’s 144A	5.25	10-1-2022	315,000	296,100

				7,646,549

Hotels, Restaurants & Leisure : 3.78%
Burger King Corporation	9.88	10-15-2018	850,000	935,000
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,614,850
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,800,781
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	7,850,000	8,085,500
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	195,000	201,825
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,839,425
Ruby Tuesday Incorporated	7.63	5-15-2020	2,025,000	1,832,625
Scientific Games Corporation	9.25	6-15-2019	485,000	515,313
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	556,500

				25,381,819

Household Durables : 0.10%
American Greetings Corporation	7.38	12-1-2021	475,000	477,375
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	218,750

				696,125

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet & Catalog Retail : 0.12%
Expedia Incorporated	5.95%	8-15-2020	$750,000	$823,273

Media : 4.96%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,344,615
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,526,150
CBS Corporation	8.88	5-15-2019	750,000	969,412
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corporation 144A	5.25	2-15-2022	195,000	195,975
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corporation 144A	5.63	2-15-2024	20,000	20,150
CCO Holdings LLC	8.13	4-30-2020	415,000	451,313
Cinemark USA Incorporated	7.38	6-15-2021	775,000	858,313
CSC Holdings LLC	7.63	7-15-2018	625,000	714,063
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,259,500
CSC Holdings LLC	8.63	2-15-2019	383,000	448,110
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	733,093
DISH DBS Corporation	5.13	5-1-2020	350,000	350,000
DISH DBS Corporation	7.88	9-1-2019	480,000	547,800
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	2,350,000	2,496,875
EchoStar DBS Corporation	7.13	2-1-2016	125,000	137,500
EchoStar DBS Corporation	7.75	5-31-2015	350,000	378,875
Gray Television Incorporated	7.50	10-1-2020	5,235,000	5,588,363
Interpublic Group of Companies	4.00	3-15-2022	750,000	742,322
Lamar Media Corporation	5.88	2-1-2022	690,000	717,600
Lamar Media Corporation	7.88	4-15-2018	2,250,000	2,359,688
LIN Television Corporation	6.38	1-15-2021	275,000	287,375
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,710,313
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	217,000
Lynx I Corporation 144A	5.38	4-15-2021	365,000	365,913
Lynx II Corporation 144A	6.38	4-15-2023	365,000	372,300
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,934,400
National CineMedia LLC	7.88	7-15-2021	650,000	716,625
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,868,125
Regal Cinemas Corporation	8.63	7-15-2019	2,650,000	2,832,188
Regal Entertainment Group	5.75	6-15-2023	400,000	394,000
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	774,254

				33,312,210

Multiline Retail : 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	612,251

Specialty Retail : 1.14%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	454,500
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	623,768
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,302,000
L Brands Incorporated	6.63	4-1-2021	750,000	818,438
Neiman Marcus Group Limited 144A	8.00	10-15-2021	210,000	219,975
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,189,650
Rent-A-Center Incorporated	6.63	11-15-2020	1,651,000	1,675,765
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,335,000	1,355,025

				7,639,121

Consumer Staples : 0.62%

Food & Staples Retailing : 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	614,949

Food Products : 0.41%
Darling International Incorporated 144A	5.38	1-15-2022	180,000	181,350
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	751,624

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Simmons Foods Incorporated 144A	10.50%	11-1-2017	$1,695,000	$1,822,125

				2,755,099

Tobacco : 0.12%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	765,107

Energy : 13.06%

Energy Equipment & Services : 3.80%
Bristow Group Incorporated	6.25	10-15-2022	3,540,000	3,734,700
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	302,500
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,155,000	1,232,963
Era Group Incorporated	7.75	12-15-2022	2,565,000	2,674,013
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	200,000	209,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,600,000	4,634,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,635,000	2,562,538
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	505,000	521,413
NGPL PipeCo LLC 144A	7.77	12-15-2037	4,875,000	4,168,125
Oil States International Incorporated	6.50	6-1-2019	1,480,000	1,565,100
PHI Incorporated	8.63	10-15-2018	3,662,000	3,941,228

				25,546,080

Oil, Gas & Consumable Fuels : 9.26%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corporation	6.00	12-15-2020	1,075,000	1,104,563
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corporation 144A	6.13	3-1-2022	275,000	280,500
CVR Refining LLC/Coffeyville Finance Incorporated	6.50	11-1-2022	1,675,000	1,695,938
Denbury Resources Incorporated	4.63	7-15-2023	910,000	839,475
Denbury Resources Incorporated	6.38	8-15-2021	50,000	53,125
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,105,950
El Paso LLC	6.50	9-15-2020	445,000	478,371
El Paso LLC	7.00	6-15-2017	850,000	961,518
El Paso LLC	7.25	6-1-2018	1,585,000	1,813,798
El Paso LLC	7.42	2-15-2037	800,000	775,418
El Paso LLC	7.80	8-1-2031	1,850,000	1,920,655
El Paso Pipeline Partners Operating Company LLC	6.50	4-1-2020	750,000	868,110
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,491,375
Energy Transfer Partners LP	5.20	2-1-2022	750,000	803,786
Exterran Partners LP/EXLP Finance Corporation	6.00	4-1-2021	2,300,000	2,282,750
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	747,315
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	385,000	384,038
Nabors Industries Incorporated	4.63	9-15-2021	750,000	769,597
Northern Tier Energy LLC	7.13	11-15-2020	1,975,000	2,093,500
Petrohawk Energy Corporation	7.88	6-1-2015	790,000	805,555
Petrohawk Energy Corporation	10.50	8-1-2014	495,000	495,000
Phillips 66	4.30	4-1-2022	625,000	652,088
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	763,193
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,515,210
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,151,863
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,253,438
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	360,000	335,700
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	5,143,320
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,091,500
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	850,000	847,875
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	850,000	807,500
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	1,700,000	1,704,250
Sabine Pass LNG LP	6.50	11-1-2020	4,180,000	4,368,100
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,168,025
Semgroup LP 144A	7.50	6-15-2021	2,650,000	2,822,250
Suburban Propane Partners LP	7.38	3-15-2020	790,000	845,300
Suburban Propane Partners LP	7.38	8-1-2021	309,000	337,583

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Suburban Propane Partners LP	7.50%	10-1-2018	$422,000	$450,485
Tesoro Corporation	9.75	6-1-2019	945,000	1,013,513
Ultra Petroleum Corporation 144A	5.75	12-15-2018	1,135,000	1,174,725
Weatherford International Incorporated	6.35	6-15-2017	650,000	731,971
Western Gas Partners	5.38	6-1-2021	503,000	550,153
Williams Partners LP	3.35	8-15-2022	750,000	711,443

				62,209,822

Financials : 13.20%

Capital Markets : 0.22%
Ace Securities Corporation ±	0.56	8-25-2045	85,472	85,219
Ace Securities Corporation ±	2.79	6-25-2033	554,885	551,946
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	848,120

				1,485,285

Commercial Banks : 1.11%
CIT Group Incorporated	5.25	3-15-2018	500,000	532,500
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,357,875
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	616,000
City National Bank	5.38	7-15-2022	500,000	543,266
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,690,497
HSBC Bank USA	6.00	8-9-2017	650,000	738,691

				7,478,829

Consumer Finance : 5.28%
Ally Financial Incorporated	5.50	2-15-2017	750,000	809,063
Ally Financial Incorporated	6.75	12-1-2014	998,000	1,036,673
Ally Financial Incorporated	7.50	9-15-2020	1,160,000	1,363,000
Ally Financial Incorporated	8.00	3-15-2020	940,000	1,120,950
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,186,006
BMC Software Finance Incorporated 144A	8.13	7-15-2021	620,000	640,150
Credit Acceptance Corporation 144A	6.13	2-15-2021	410,000	417,175
Discover Financial Services	5.20	4-27-2022	750,000	798,482
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	720,760
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	294,939
General Motors Financial Company Incorporated	6.75	6-1-2018	1,135,000	1,296,738
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	1,351,973	1,419,572
Nielsen Finance LLC	7.75	10-15-2018	5,350,000	5,751,250
SLM Corporation	7.25	1-25-2022	930,000	985,800
SLM Corporation	8.00	3-25-2020	3,940,000	4,398,025
SLM Corporation	8.45	6-15-2018	1,675,000	1,940,906
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,611,750
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,166,000
Springleaf Finance Corporation	6.00	6-1-2020	2,285,000	2,285,000
Springleaf Finance Corporation	6.50	9-15-2017	200,000	214,500
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,970,875
Springleaf Finance Corporation	7.75	10-1-2021	70,000	75,775

				35,503,389

Diversified Financial Services : 2.52%
Bank of America Corporation	3.70	9-1-2015	650,000	678,019
Bank of America Corporation	5.70	1-24-2022	250,000	285,171
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	853,685
Citigroup Incorporated	4.50	1-14-2022	250,000	265,427
Citigroup Incorporated	6.00	8-15-2017	650,000	742,916
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	4,510,000	4,504,363
General Electric Capital Corporation	4.65	10-17-2021	650,000	713,407
ING US Incorporated	5.50	7-15-2022	750,000	832,232
JPMorgan Chase & Company	3.38	5-1-2023	750,000	705,220

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Moody’s Corporation	5.50%	9-1-2020	$1,302,000	$1,439,042
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	325,000	334,750
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	526,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	682,500
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,613,400
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	748,250

				16,924,632

Insurance : 0.73%
American International Group Incorporated	4.88	6-1-2022	750,000	817,111
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	610,000	642,025
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	717,371
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	795,254
ProAssurance Corporation	5.30	11-15-2023	750,000	791,563
Prudential Covered Trust 144A	3.00	9-30-2015	408,000	420,833
W.R. Berkley Corporation	4.63	3-15-2022	650,000	681,580

				4,865,737

Real Estate Management & Development : 0.82%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	3,195,000	3,322,800
Onex Corporation 144A	7.75	1-15-2021	2,100,000	2,155,125

				5,477,925

REITs : 2.52%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	668,680
American Tower Corporation	5.90	11-1-2021	650,000	731,484
DuPont Fabros Technology LP	5.88	9-15-2021	4,655,000	4,829,563
Essex Portfolio LP	3.63	8-15-2022	750,000	727,232
Health Care REIT Incorporated	5.25	1-15-2022	650,000	707,150
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,917,000
Sabra Health Care LP/Sabra Capital Corporation	5.38	6-1-2023	850,000	828,750
Sabra Health Care LP/Sabra Capital Corporation	5.50	2-1-2021	525,000	532,875
The Geo Group Incorporated	5.13	4-1-2023	1,775,000	1,641,875
The Geo Group Incorporated 144A	5.88	1-15-2022	2,640,000	2,620,200
The Geo Group Incorporated	6.63	2-15-2021	365,000	385,988
Ventas Realty LP	4.25	3-1-2022	650,000	667,010
WEA Finance LLC 144A	4.63	5-10-2021	650,000	696,970

				16,954,777

Health Care : 4.55%

Biotechnology : 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	763,379

Health Care Equipment & Supplies : 0.37%
Boston Scientific Corporation	6.00	1-15-2020	750,000	872,020
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,596,938

				2,468,958

Health Care Providers & Services : 3.30%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corporation	6.00	10-15-2021	515,000	527,875
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corporation	7.75	2-15-2019	1,350,000	1,451,250
Capella Healthcare Incorporated	9.25	7-1-2017	885,000	946,950
Centene Corporation	5.75	6-1-2017	1,000,000	1,065,000
CHS/Community Health Systems Incorporated 144A	6.88	2-1-2022	1,340,000	1,373,500
CHS/Community Health Systems Incorporated 144A	5.13	8-1-2021	195,000	196,219
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	853,568
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	537,469

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Express Scripts Holding Company	3.90%	2-15-2022	$665,000	$684,908
HCA Incorporated	6.50	2-15-2020	1,875,000	2,067,188
HCA Incorporated	7.50	11-15-2095	800,000	692,000
HCA Incorporated	8.50	4-15-2019	740,000	780,330
HealthSouth Corporation	5.75	11-1-2024	45,000	44,550
HealthSouth Corporation	7.25	10-1-2018	324,000	344,250
HealthSouth Corporation	8.13	2-15-2020	495,000	539,550
Humana Incorporated	7.20	6-15-2018	750,000	902,613
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,109,938
MPT Operating Partnership LP	6.88	5-1-2021	775,000	825,375
Multiplan Incorporated 144A	9.88	9-1-2018	1,440,000	1,562,400
Select Medical Corporation	6.38	6-1-2021	2,955,000	2,966,081
Tenet Healthcare Corporation 144A	6.00	10-1-2020	1,475,000	1,552,438
Tenet Healthcare Corporation	8.13	4-1-2022	1,090,000	1,189,463

				22,212,915

Health Care Technology : 0.15%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38	9-1-2018	945,000	976,894

Life Sciences Tools & Services : 0.13%
Life Technologies Corporation	6.00	3-1-2020	750,000	876,678

Pharmaceuticals : 0.49%
Endo Finance Company 144A	5.75	1-15-2022	715,000	713,213
Pinnacle Incorporated 144A	9.50	10-1-2023	500,000	540,000
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,185,000	1,235,363
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	87,975
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	713,423

				3,289,974

Industrials : 4.14%

Aerospace & Defense : 0.20%
TransDigm Group Incorporated	5.50	10-15-2020	550,000	544,500
TransDigm Group Incorporated	7.75	12-15-2018	750,000	802,500

				1,347,000

Airlines : 0.45%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,449,324
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	809,942
Delta Air Lines Incorporated	4.75	11-7-2021	688,148	741,479

				3,000,745

Commercial Services & Supplies : 1.61%
ADT Corporation	3.50	7-15-2022	750,000	647,467
ADT Corporation 144A	6.25	10-15-2021	735,000	759,953
Covanta Holding Corporation	6.38	10-1-2022	225,000	232,313
Covanta Holding Corporation	7.25	12-1-2020	230,000	250,125
Interface Incorporated	7.63	12-1-2018	113,000	121,193
Iron Mountain Incorporated	5.75	8-15-2024	4,525,000	4,230,875
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,222,100
Iron Mountain Incorporated	8.38	8-15-2021	759,000	812,130
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	792,518
Republic Services Incorporated	3.55	6-1-2022	750,000	744,662

				10,813,336

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Machinery : 0.12%
Columbus McKinnon Corporation	7.88%	2-1-2019	$725,000	$783,000

Professional Services : 0.29%
Interactive Data Corporation	10.25	8-1-2018	1,250,000	1,375,000
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	589,784

				1,964,784

Trading Companies & Distributors : 1.21%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,010,000	4,290,700
H&E Equipment Services Incorporated	7.00	9-1-2022	2,565,000	2,783,025
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	86,813
International Lease Finance Corporation	8.63	9-15-2015	900,000	994,500

				8,155,038

Transportation Infrastructure : 0.26%
Florida East Coast Railway Corporation	8.13	2-1-2017	885,000	923,498
Watco Companies LLC 144A	6.38	4-1-2023	835,000	826,650

				1,750,148

Information Technology : 4.46%

Communications Equipment : 0.41%
Avaya Incorporated	9.75	11-1-2015	575,000	572,125
CyrusOne LP	6.38	11-15-2022	300,000	309,750
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,156,500
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	744,725

				2,783,100

Computers & Peripherals : 0.57%
Hewlett-Packard Company	4.05	9-15-2022	750,000	755,436
NCR Corporation 144A	5.88	12-15-2021	230,000	238,625
NCR Corporation 144A	6.38	12-15-2023	2,725,000	2,834,000

				3,828,061

Electronic Equipment, Instruments & Components : 1.06%
CDW Financial Corporation	12.54	10-12-2017	101,000	105,798
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,224,500
L-3 Communications Corporation	4.95	2-15-2021	750,000	805,171

				7,135,469

Internet Software & Services : 0.17%
Equinix Incorporated	7.00	7-15-2021	75,000	82,406
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	865,000	800,125
Sophia Holding Finance LP/Sophia Holding Finance Incorporated (PIK at 9.63%) 144A ¥	9.63	12-1-2018	105,000	108,675
Verisign Incorporated	4.63	5-1-2023	170,000	162,775

				1,153,981

IT Services : 1.91%
Audatex North America Incorporated 144A	6.00	6-15-2021	1,400,000	1,459,500
Audatex North America Incorporated 144A	6.13	11-1-2023	420,000	434,700
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,085,334
First Data Corporation 144A	6.75	11-1-2020	900,000	947,250
First Data Corporation 144A	7.38	6-15-2019	625,000	667,188
First Data Corporation 144A	11.75	8-15-2021	240,000	246,600
First Data Corporation 144A	11.75	8-15-2021	2,120,000	2,178,300

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
SunGard Data Systems Incorporated	6.63%	11-1-2019	$215,000	$225,213
SunGard Data Systems Incorporated	7.38	11-15-2018	5,007,000	5,307,420
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	274,688

				12,826,193

Software : 0.34%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	729,675
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	182,438
CA Incorporated	5.38	12-1-2019	750,000	849,968
Nuance Communications Incorporated 144A	5.38	8-15-2020	530,000	518,075

				2,280,156

Materials : 1.25%

Chemicals : 0.20%
Chemtura Corporation	5.75	7-15-2021	575,000	586,500
Dow Chemical Company	4.13	11-15-2021	750,000	778,292

				1,364,792

Containers & Packaging : 0.73%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	185,000	204,425
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	553,500
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,515,150
Sealed Air Corporation 144A	6.88	7-15-2033	1,075,000	1,053,500
Sealed Air Corporation 144A	8.38	9-15-2021	1,360,000	1,553,800

				4,880,375

Metals & Mining : 0.09%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	574,733
Indalex Holdings Corporation (a)(i)(s)	0.00	2-1-2020	3,170,000	0

				574,733

Paper & Forest Products : 0.23%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,567,207

Telecommunication Services : 9.26%

Diversified Telecommunication Services : 3.83%
CenturyLink Incorporated	5.80	3-15-2022	600,000	591,000
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,759,875
Frontier Communications Corporation	8.13	10-1-2018	845,000	961,188
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,202,500
Frontier Communications Corporation	8.50	4-15-2020	525,000	587,344
GCI Incorporated	6.75	6-1-2021	2,330,000	2,260,100
GCI Incorporated	8.63	11-15-2019	5,625,000	5,990,625
Qwest Corporation	7.13	11-15-2043	795,000	758,943
Qwest Corporation	7.25	9-15-2025	1,040,000	1,139,050
Qwest Corporation	7.63	8-3-2021	230,000	244,950
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,461,706
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	2,165,000	2,143,350
Windstream Corporation	7.88	11-1-2017	2,330,000	2,662,025

				25,762,656

Wireless Telecommunication Services : 5.43%
Cricket Communications Incorporated	7.75	10-15-2020	1,930,000	2,190,550
Crown Castle International Corporation	5.25	1-15-2023	100,000	99,125
Crown Castle International Corporation	7.13	11-1-2019	70,000	74,900

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Crown Castle Towers LLC 144A	6.11%	1-15-2040	$750,000	$861,496
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	505,000	524,569
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,489,750
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	505,000	523,938
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,081,625
SBA Telecommunications Corporation	5.63	10-1-2019	160,000	165,000
SBA Telecommunications Corporation	5.75	7-15-2020	2,000,000	2,080,000
SBA Telecommunications Corporation	8.25	8-15-2019	15,000	16,050
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	13,050,075
Sprint Capital Corporation	8.75	3-15-2032	515,000	557,488
Sprint Communications Incorporated	7.00	8-15-2020	1,340,000	1,443,850
Sprint Communications Incorporated 144A	9.00	11-15-2018	325,000	392,438
Sprint Communications Incorporated	11.50	11-15-2021	625,000	818,750
Sprint Corporation 144A	7.13	6-15-2024	960,000	964,800
Sprint Corporation 144A	7.25	9-15-2021	200,000	215,500
Sprint Corporation 144A	7.88	9-15-2023	200,000	213,500
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	86,913
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	168,400
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	81,700
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	174,694
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	968,300
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,664,500
T-Mobile USA Incorporated	6.84	4-28-2023	945,000	986,344
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	600,000	594,000

				36,488,255

Utilities : 3.04%

Electric Utilities : 1.56%
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	500,000	517,500
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	807,365
IPALCO Enterprises Incorporated	5.00	5-1-2018	1,075,000	1,134,125
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,925,000	2,112,688
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	3,723,071
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	2,179,378
PNM Resources Incorporated	9.25	5-15-2015	9,000	9,945

				10,484,072

Gas Utilities : 0.43%
AmeriGas Finance LLC	6.50	5-20-2021	45,000	48,038
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,939,188
AmeriGas Finance LLC	7.00	5-20-2022	795,000	864,563

				2,851,789

Independent Power Producers & Energy Traders : 0.83%
Calpine Corporation 144A	6.00	1-15-2022	425,000	439,875
NRG Energy Incorporated	8.50	6-15-2019	1,615,000	1,715,938
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,300,013
Reliant Energy Incorporated	9.24	7-2-2017	759,521	751,926
Reliant Energy Incorporated	9.68	7-2-2026	410,000	397,700

				5,605,452

Multi-Utilities : 0.22%
Ameren Illinois Company	9.75	11-15-2018	500,000	667,015
CMS Energy Corporation	5.05	3-15-2022	750,000	831,479

				1,498,494

Total Corporate Bonds and Notes (Cost $429,912,637)				445,488,261

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Foreign Corporate Bonds and Notes @: 3.83%

Consumer Discretionary : 0.43%

Auto Components : 0.03%
Gestamp Funding Luxembourg SA (EUR)	5.88%	5-31-2020	135,000	$192,089

Automobiles : 0.10%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	559,826
Servus Luxembourg Holding SCA (EUR) 144A	7.75	6-15-2018	100,000	142,223

				702,049

Media : 0.30%
Arqiva Broadcast Finance plc (GBP) 144A	9.50	3-31-2020	100,000	182,884
Telenet Finance V Luxembourg SCA (EUR)	6.25	8-15-2022	400,000	580,446
Unitymedia Hessen GmbH & Company (EUR) 144A	5.13	1-21-2023	500,000	689,523
Ziggo Holding BV (EUR)	3.63	3-27-2020	400,000	545,711

				1,998,564

Consumer Staples : 0.40%

Food & Staples Retailing : 0.25%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	500,000	768,192
Foodcorp Limited (EUR)	8.75	3-1-2018	621,000	907,687

				1,675,879

Food Products : 0.15%
BRF SA (BRL) 144A	7.75	5-22-2018	3,100,000	1,035,367

Financials : 2.33%

Commercial Banks : 1.96%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,354,617
European Investment Bank (AUD)	6.50	8-7-2019	4,880,000	4,750,627
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	902,101
KfW (AUD)	6.25	5-19-2021	1,210,000	1,175,048
KfW (AUD)	6.38	2-17-2015	3,319,000	2,751,106
Sberbank Rossii (NZD)	7.00	1-31-2016	44,000,000	1,218,864

				13,152,363

Consumer Finance : 0.09%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	608,021

Diversified Financial Services : 0.28%
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,582,198
Numericable Finance & Company SCA (EUR)	12.38	2-15-2019	195,000	319,672

				1,901,870

Industrials : 0.35%

Building Products : 0.08%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	562,547

Trading Companies & Distributors : 0.04%
Rexel SA (EUR)	7.00	12-17-2018	200,000	295,365

Transportation Infrastructure : 0.23%
Heathrow Funding Limited (EUR)	4.60	2-15-2020	1,000,000	1,512,804

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Information Technology : 0.09%

IT Services : 0.05%
Interxion Holding NV (EUR) 144A	6.00%	7-15-2020	200,000	$287,009

Software : 0.04%
Teamsystem Holdings SpA (EUR) 144A	7.38	5-15-2020	200,000	280,530

Telecommunication Services : 0.12%

Diversified Telecommunication Services : 0.12%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	451,358
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	358,510

				809,868

Utilities : 0.11%

Water Utilities : 0.11%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	726,275

Total Foreign Corporate Bonds and Notes (Cost $25,262,599)				25,740,600

Foreign Government Bonds @: 24.42%
Australia (AUD)	3.25	4-21-2025	3,350,000	2,708,881
Brazil (BRL)	10.00	1-1-2023	49,500,000	17,251,804
Chile (CLP)	5.50	8-5-2020	940,000,000	1,696,644
Colombia (COP)	7.75	4-14-2021	5,250,000,000	2,812,605
Hungary (HUF)	6.75	11-24-2017	2,375,000,000	10,905,878
Indonesia (IDR)	7.38	9-15-2016	120,100,000,000	9,659,148
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,053,785
Malaysia (MYR)	3.26	3-1-2018	22,500,000	6,603,866
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,454,109
Mexico (MXN)	4.75	6-14-2018	84,130,000	6,164,262
Mexico (MXN)	7.25	12-15-2016	109,540,000	8,811,024
Mexico (MXN)	7.75	5-29-2031	34,450,000	2,644,907
New Zealand (NZD)	5.50	4-15-2023	5,625,000	4,857,666
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,178,409
Poland (PLN)	4.00	10-25-2023	43,850,000	13,146,653
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,911,283
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	4,319,330
Republic of South Africa (ZAR)	7.75	2-28-2023	89,400,000	7,544,470
Romania (RON)	6.00	4-30-2016	11,750,000	3,665,893
Russia (RUB)	7.00	1-25-2023	29,000,000	762,312
Russia (RUB)	7.50	3-15-2018	172,600,000	4,876,183
Russia (RUB)	7.60	7-20-2022	354,400,000	9,703,940
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,547,985
Thailand (THB)	3.25	6-16-2017	325,000,000	9,956,165
Turkey (TRY)	6.30	2-14-2018	675,000	257,089
Turkey (TRY)	8.30	6-20-2018	18,200,000	7,406,883
Turkey (TRY)	9.00	3-8-2017	19,350,000	8,225,847

Total Foreign Government Bonds (Cost $183,751,576)				164,127,021

Municipal Obligations : 0.05%

New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	$345,000	337,124

Total Municipal Obligations (Cost $345,000)				337,124

Non-Agency Mortgage Backed Securities : 7.53%
American General Mortgage Loan Series 2009 Class 1-A6 144A±	5.75	9-25-2048	51,884	51,872
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	460,000	475,453

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.10%	9-25-2046	$3,629,932	$2,521,086
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.06	4-25-2034	91,532	89,176
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	280,607	276,425
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.85	7-10-2044	1,340,000	1,396,547
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.26	2-10-2051	550,000	625,703
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	805,538
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.62	6-10-2049	430,000	474,244
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	591,488	618,826
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.15	1-26-2037	56,589	56,352
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.81	2-25-2033	181,942	179,780
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	4,029	4,011
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	359,971
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	114,176
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.44	12-25-2035	29,611	29,490
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	317,133	316,512
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	113,713	115,265
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	36,140	36,216
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	274,873	282,948
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-2030	48,118	48,038
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.78	3-15-2049	680,000	738,382
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	499,549
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,026,862
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.54	12-25-2033	100,040	95,126
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	1,020,421
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.31	10-13-2028	1,000,000	1,000,739
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.77	2-25-2034	97,099	100,366
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.61	10-25-2033	190,756	191,420
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.79	6-15-2038	1,045,000	1,132,934
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,614,324
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,076,484
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.19	9-25-2032	650,135	653,767
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.80	6-25-2033	236,809	235,699
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.28	3-25-2033	54,491	55,326
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.82	4-25-2036	281,774	277,251
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	432,720
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.44	10-25-2035	3,969	3,968
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	473,979	473,660
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	19,032	18,621
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.49	11-25-2032	484,397	454,528
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.60	7-25-2034	117,661	119,323
Greenpoint Mortgage Funding Trust Series 2005-HE4 Class 1A1 ±	0.60	7-25-2030	31,090	30,043
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.82	7-10-2038	2,570,000	2,811,675
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	531,547
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	904,041
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.81	8-10-2045	1,000,000	1,102,574
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.52	8-10-2043	6,483,313	447,180
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.59	5-10-2045	4,890,117	629,172
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.77	6-25-2034	52,713	55,264
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.59	4-25-2035	20,505	19,810
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.46	3-25-2035	210,793	204,229
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.46	5-25-2036	306,643	300,029
Home Equity Asset Trust Series 2006-3 Class 2A3 ±	0.34	7-25-2036	2,015	2,013

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47%	6-12-2047	$875,000	$967,460
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.87	2-12-2051	785,000	892,377
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.71	7-25-2034	88,263	88,282
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.70	7-25-2034	110,700	111,212
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	3.12	6-25-2035	504,989	509,169
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	81,529	84,697
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	400,209	418,393
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	825,798
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.16	4-15-2041	820,000	942,905
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.33	12-25-2036	3,086,566	2,214,444
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.83	12-25-2033	676,617	679,367
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	4.53	1-25-2034	39,368	39,340
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.62	11-21-2034	46,649	47,676
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	91,794	93,460
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	371,477
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	927,815
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	124,071
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.69	5-12-2039	565,000	614,066
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	0.96	12-25-2031	23,244	21,608
Mid State Trust Series 11 Class A1	4.86	7-15-2038	276,125	294,564
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.03	1-25-2029	194,853	194,664
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA ±144A(c)	1.88	8-15-2045	5,888,266	553,332
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.21	12-27-2033	730,020	703,298
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	682,775
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	550,561
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,073,779
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	27,505
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	546,795
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,466,950
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.81	8-15-2045	615,000	675,629
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A 144A±	0.47	3-26-2037	2,930	2,925
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.53	3-15-2045	900,000	969,790
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.09	11-25-2034	1,165,049	1,073,029
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.74	3-25-2035	62,015	60,689
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.66	5-25-2035	73,700	75,344
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.14	12-26-2035	47,965	48,156
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	727,909	737,446
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.36	2-25-2036	131,971	131,137
Residential Asset Securities Corporation Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	208,754	209,518
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-2034	54,902	54,843
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.76	12-25-2030	187,283	185,663
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	727,375	738,052
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.92	4-20-2033	32,201	32,046
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.57	3-25-2034	89,833	90,499
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.76	5-25-2035	35,099	34,975
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.76	10-25-2027	120,448	120,541
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.30	11-25-2033	312,747	311,408
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.82	5-15-2033	7,546,864	200,915
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,317,541
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	290,526	303,998

Total Non-Agency Mortgage Backed Securities (Cost $47,968,012)				50,578,660

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Dividend yield		Shares	Value

Preferred Stocks : 0.18%

Financials : 0.18%

Diversified Financial Services : 0.18%
GMAC Capital Trust I ±	8.13%		44,400	$1,215,672

Total Preferred Stocks (Cost $1,130,339)				1,215,672

	Interest rate	Maturity date	Principal

Term Loans : 17.86%
ADS Waste Holdings Incorporated	4.25	10-9-2019	$1,074,265	1,077,283
Advantage Sales & Marketing LLC	8.25	6-17-2018	452,143	458,080
Albertson’s LLC	4.75	3-21-2019	251,432	253,786
Alliance Laundry Systems LLC	4.25	12-10-2018	1,722,156	1,730,767
Alliance Laundry Systems LLC <	9.50	12-10-2019	2,218,122	2,241,700
Allison Transmission Incorporated	3.16	8-7-2017	202,120	203,341
Allison Transmission Incorporated <	3.75	8-23-2019	3,436,898	3,444,769
American Capital Holdings Incorporated	4.00	8-22-2016	1,401,375	1,408,382
Applied Systems Incorporated <	0.00	1-24-2022	325,000	332,313
Arris Group Incorporated	3.50	4-17-2020	756,886	755,312
Capital Automotive LP	4.00	4-10-2019	3,174,993	3,196,392
Capital Automotive LP	6.00	4-30-2020	1,460,000	1,509,275
CBAC Borrower LLC	8.25	7-2-2020	1,200,000	1,238,256
CCC Information Services Incorporated	4.00	12-20-2019	594,992	596,296
CCM Merger Incorporated	5.00	3-1-2017	2,760,817	2,798,779
CDW LLC	3.25	4-29-2020	893,500	893,777
Centaur LLC	5.25	2-20-2019	134,162	135,378
Centaur LLC	8.75	2-20-2020	1,850,000	1,889,313
Covanta Energy Holdings	3.50	3-28-2019	2,554,500	2,565,689
Cricket Communications Incorporated	4.75	10-10-2019	297,000	297,558
Crown Castle Operating Company	3.25	1-31-2021	6,517,651	6,537,204
DaVita HealthCare Partners Incorporated	4.00	11-1-2019	1,129,701	1,136,988
Dell Incorporated	4.50	4-29-2020	8,427,700	8,384,634
DineEquity Incorporated	3.75	10-19-2017	1,401,951	1,409,843
Dunkin’ Brands Incorporated	3.75	2-11-2020	1,557,492	1,558,706
Entercom Radio LLC	4.00	11-23-2018	1,271,460	1,284,174
Federal-Mogul Corporation	2.11	12-27-2014	2,469,296	2,450,776
Federal-Mogul Corporation	2.11	12-27-2015	3,675,594	3,648,027
Focus Brands Incorporated	4.27	2-21-2018	807,499	808,509
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,061,810
Genesys Telecommunication Holdings U.S. Incorporated	4.00	2-8-2020	420,313	417,160
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,550,105
HHI Holdings LLC	5.00	10-5-2018	1,945,977	1,959,755
Hub International Limited	4.75	10-2-2020	278,303	281,261
Interactive Data Corporation	3.75	2-11-2018	3,333,746	3,343,747
Kronos Incorporated	4.50	10-30-2019	485,895	490,147
Learfield Communications Incorporated	8.75	10-9-2021	100,000	102,000
Level 3 Financing Incorporated	4.00	1-15-2020	1,700,000	1,710,268
LIN Television Corporation	4.00	12-21-2018	740,568	743,035
LPL Holdings Incorporated	3.25	3-29-2019	3,709,221	3,708,442
LTS Buyer LLC	8.00	4-12-2021	31,625	32,218
MedAssets Incorporated	4.00	12-12-2019	250,489	251,178
MGM Resorts International	3.50	12-20-2019	1,362,180	1,361,894
Mission Broadcasting Incorporated	3.75	10-1-2020	128,543	128,943
Nexstar Broadcasting Incorporated	3.75	10-1-2020	145,770	146,223
Nielsen Finance LLC Company	2.91	5-2-2016	481,099	482,152
Novelis Incorporated	3.75	3-10-2017	977,441	982,602
nTelos Incorporated	5.75	11-9-2019	1,318,779	1,321,667
Nusil Technology LLC	5.25	4-7-2017	394,550	390,234
Philadelphia Energy Solutions LLC	6.25	4-4-2018	2,853,438	2,569,891
Prestige Brands Incorporated	3.79	1-31-2019	146,496	147,381
SBA Senior Finance II LLC	3.75	6-30-2018	725,744	728,103
SBA Senior Finance II LLC	3.75	9-20-2019	150,097	150,848
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	1,600,000	1,626,000

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Spin Holdco Incorporated <	4.25%	11-14-2019	$1,667,225	$1,681,113
Springleaf Finance Corporation	4.75	9-30-2019	470,000	475,372
Syniverse Holdings Incorporated	4.00	4-23-2019	169,666	170,472
Syniverse Holdings Incorporated	4.00	4-23-2019	959,826	964,030
Tallgrass Operations LLC	4.25	11-13-2018	1,731,544	1,743,664
Telesat Holdings Incorporated	3.50	3-28-2019	2,610,399	2,624,260
Tempur-Pedic International Incorporated	3.50	3-18-2020	938,994	940,872
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	20,096,983	14,115,920
Transdigm Group Incorporated	3.75	2-28-2020	3,456,004	3,477,189
TWCC Holdings Corporation	7.00	6-26-2020	200,000	201,500
United Surgical Partners International Incorporated	4.25	4-19-2017	1,912,247	1,920,622
United Surgical Partners International Incorporated	4.75	4-3-2019	1,049,036	1,054,607
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	1,674,553	1,686,208
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	200,054	201,413
Vertafore Incorporated	9.75	10-29-2017	510,000	518,609
W3 Company	9.25	9-13-2020	289,275	292,168
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	1,657,475	1,663,691
Wendy’s International Incorporated	3.25	5-15-2019	1,348,114	1,351,768

Total Term Loans (Cost $124,454,499)				120,015,849

Yankee Corporate Bonds and Notes : 7.83%

Consumer Discretionary : 0.57%

Diversified Consumer Services : 0.11%
Anglo American Capital Company 144A	4.13	9-27-2022	750,000	722,228

Media : 0.46%
Grupo Televisa SA	6.00	5-15-2018	750,000	842,167
Myriad International Holdings BV	6.00	7-18-2020	500,000	525,000
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	825,000
Videotron Limited	9.13	4-15-2018	178,000	186,010
WPP Finance 2010	3.63	9-7-2022	750,000	739,390

				3,117,567

Consumer Staples : 0.34%

Beverages : 0.12%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	788,336

Food Products : 0.11%
BRF SA 144A	5.88	6-6-2022	750,000	742,500

Tobacco : 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	737,082

Energy : 1.10%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3-15-2021	750,000	808,186

Oil, Gas & Consumable Fuels : 0.98%
Griffin Coal Mining Company Limited 144A(s)	0.00	12-1-2016	1,685,411	1,247,204
Griffin Coal Mining Company Limited (s)	0.00	12-1-2016	137,792	112,989
Lukoil International Finance BV	4.56	4-24-2023	1,400,000	1,291,500
Petrobras International Finance Company	5.38	1-27-2021	670,000	662,162
Petroleos Mexicanos	4.88	1-24-2022	750,000	763,649
Petroleos Mexicanos 144A	7.19	9-12-2024	18,450,000	1,310,150
Petroplus International Finance Company	5.75	1-20-2020	650,000	671,062
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	517,714

				6,576,430

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials : 1.67%

Commercial Banks : 0.79%
Banco del Estado de Chile 144A	3.88%	2-8-2022	$650,000	$633,624
Export Import Bank of Korea	5.00	4-11-2022	750,000	829,448
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,509,750
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	816,549
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	801,969
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	738,036

				5,329,376

Consumer Finance : 0.58%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	3,660,000	3,861,300

Diversified Financial Services : 0.30%
Corporación Andina de Fomento	4.38	6-15-2022	958,000	969,714
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	426,413
Preferred Term Securities XII Limited (i)(s)	0.00	12-24-2033	635,000	6
Tyco Electronics Group SA	3.50	2-3-2022	625,000	610,093

				2,006,226

Health Care : 0.31%

Pharmaceuticals : 0.31%
VPII Escrow Corporation 144A	6.75	8-15-2018	680,000	745,450
VPII Escrow Corporation 144A	7.50	7-15-2021	1,210,000	1,347,638

				2,093,088

Industrials : 0.17%

Commercial Services & Supplies : 0.05%
Iron Mountain Incorporated	6.75	10-15-2018	250,000	340,125

Road & Rail : 0.12%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	798,965

Information Technology : 0.68%

Communications Equipment : 0.11%
Ericsson LM	4.13	5-15-2022	750,000	754,263

Computers & Peripherals : 0.45%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	731,250
Seagate Technology HDD Holdings	6.88	5-1-2020	1,035,000	1,115,213
Seagate Technology HDD Holdings	7.00	11-1-2021	1,050,000	1,161,563

				3,008,026

Internet Software & Services : 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	803,633

Materials : 0.79%

Metals & Mining : 0.61%
ArcelorMittal	5.00	2-25-2017	725,000	761,250
Novelis Incorporated	8.38	12-15-2017	550,000	587,125
Novelis Incorporated	8.75	12-15-2020	725,000	804,750
Vale Overseas Limited	4.38	1-11-2022	750,000	724,379
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,231,750

				4,109,254

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products : 0.18%
Sappi Limited 144A	7.50%	6-15-2032	$1,560,000	$1,220,700

Telecommunication Services : 2.10%

Diversified Telecommunication Services : 1.87%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,195,000	1,281,638
Intelsat Bermuda Limited 144A	8.13	6-1-2023	530,000	573,725
Intelsat Jackson Holdings SA 144A	5.50	8-1-2023	2,950,000	2,817,250
Intelsat Jackson Holdings SA	6.63	12-15-2022	590,000	609,175
Intelsat Jackson Holdings SA	7.25	4-1-2019	1,820,000	1,956,500
Intelsat Jackson Holdings SA	7.25	10-15-2020	1,775,000	1,925,875
Intelsat Jackson Holdings SA	7.50	4-1-2021	525,000	578,156
Intelsat Jackson Holdings SA	8.50	11-1-2019	1,400,000	1,519,000
Qtel International Finance Limited	5.00	10-19-2025	300,000	302,250
Sable International Finance Limited	7.75	2-15-2017	350,000	364,700
Virgin Media Finance plc	6.50	1-15-2018	650,000	672,750

				12,601,019

Wireless Telecommunication Services : 0.23%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	750,000	734,813
Telesat Canada Incorporated 144A	6.00	5-15-2017	775,000	804,063

				1,538,876

Utilities : 0.10%

Electric Utilities : 0.10%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	669,500

Total Yankee Corporate Bonds and Notes (Cost $51,941,432)				52,626,680

	Yield		Shares

Short-Term Investments : 2.54%

Investment Companies : 2.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		17,038,790	17,038,790

Total Short-Term Investments (Cost $17,038,790)				17,038,790

Total investments in securities (Cost $900,240,765)*	133.28%	895,671,598
Other assets and liabilities, net	(33.28)	(223,628,273)

Total net assets	100.00%	$672,043,325

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
@	Foreign bond principal is denominated in local currency.

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2014 (unaudited)

<	All or a portion of the position represents an unfunded term loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for unfunded term loans.
*	Cost for federal income tax purposes is $904,641,564 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,781,691
Gross unrealized depreciation	(39,751,657)

Net unrealized depreciation	$(8,969,966)

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2014, the Fund had unfunded loan commitments of $2,024,263.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$16,889,666	$0	$16,889,666

Asset-backed securities	0	710,913	0	710,913
Equity securities
Common stocks	902,362	0	0	902,362
Preferred stocks	1,215,672	0	0	1,215,672
Corporate bonds and notes	0	445,488,261	0	445,488,261
Foreign corporate bonds and notes	0	25,740,600	0	25,740,600
Foreign government bonds	0	164,127,021	0	164,127,021
Municipal obligations	0	337,124	0	337,124
Non agency mortgage-backed securities	0	50,578,660	0	50,578,660
Term loans	0	108,511,762	11,504,087	120,015,849
Yankee corporate bonds and notes	0	52,626,680	0	52,626,680
Short-term investments
Investment companies	17,038,790	0	0	17,038,790

	$19,156,824	$865,010,687	$11,504,087	$895,671,598

As of January 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(178,493	) *	$0	$(178,493)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Term Loans
Balance as of October 31, 2013	$13,055,687
Accrued discounts (premiums)	3,150
Realized gains (losses)	58,732
Change in unrealized gains (losses)	(24,045)
Purchases	1,119,250
Sales	(2,948,183)
Transfers into Level 3	5,072,697
Transfers out of Level 3	(4,833,201)

Balance as of January 31, 2014	$11,504,087

Change in unrealized gains (losses) relating to securities still held at January 31, 2014	$9,043

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

As of January 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized losses
2-27-2014	State Street Bank	27,500,000 MYR	$8,206,361	$8,512,614	$(306,253)
3-10-2014	State Street Bank	21,000,000 PLN	6,647,320	6,800,892	(153,572)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver	U.S. value at January 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
2-26-2014	State Street Bank	89,725,000 MXN	$6,697,345	$6,818,268	$120,923
3-24-2014	State Street Bank	168,000,000 RUB	4,731,415	4,895,675	164,260
4-1-2014	State Street Bank	11,000,000 TRY	4,787,477	4,783,626	(3,851)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 26, 2014